Summary of agent compensation options measurement assumptions (Details) - Agent Compensation Options [Member]	Mar. 10, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Discount rate	0.25%
Expected volatility	140.69%
Expected life (years)	3 years
Expected dividend yield	0.00%
Stock price	$ 0.09